Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	A	B	C	D	E	F	VALUE OF INITIAL $100 INVESTMENT 12/31/2019:

YEAR	SUMMARY COMP TABLE TOTAL FOR CEO (DOUBLES)[1]	COMPENSATION ACTUALLY PAID TO CEO (DOUBLES)[2]	SUMMARY COMP TABLE TOTAL FOR FORMER CEO / EXEC CHAIR (KEANE)[1]	COMPENSATION ACTUALLY PAID TO FORMER CEO / EXEC CHAIR (KEANE)[2]	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS[3]	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS[4]	SYF[5]	PEERS[6]	NET INCOME (MILLIONS)[7]	LOAN RECEIVABLES (BILLIONS)[8]

2024	$18,776,256	$58,189,127			$5,103,462	$13,879,417	$206	$149	$3,499	$104.7

2023	$19,175,684	$23,718,659			$5,162,107	$6,466,785	$119	$123	$2,238	$103.0

2022	$13,701,941	$8,599,737			$6,516,202	$1,775,284	$99	$96	$3,016	$92.5

2021	$8,880,347	$20,462,092	$13,500,981	$46,015,762	$4,124,797	$10,116,008	$136	$131	$4,221	$80.7

2020			$12,940,513	($28,817)	$4,131,919	$1,300,820	$100	$129	$1,385	$81.9

Company Selected Measure Name	Loan Receivables
Named Executive Officers, Footnote	The dollar amounts reported in columns (A) and (C) are the amounts of total compensation reported for Mr. Doubles (our current CEO) and Ms. Keane (for her role as CEO in 2021 and 2020), respectively, in the years in which they served as CEO, for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (E) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Doubles for 2021 - 2024, and excluding Ms. Keane for 2020 and 2021, in the “Total” column of the Summary Compensation Table in each applicable year). The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Brian Wenzel, Carol Juel, Jonathan Mothner, and Alberto Casellas, (ii) for 2023, Brian Wenzel, Carol Juel, Jonathan Mothner, and Curtis Howse, (iii) for 2022, Margaret Keane, Brian Wenzel, Thomas Quindlen, and Carol Juel; (iv) for 2021, Brian Wenzel, Thomas Quindlen, Alberto Casellas, and Carol Juel; and (v) for 2020, Brian Doubles, Brian Wenzel, Neeraj Mehta, and Thomas Quindlen.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of 2020. The peer group used for this purpose is the updated peer group outlined in the CD&A, which is used for setting pay and determining relative TSR with respect to future PSUs. The cumulative value of an initial $100 investment on December 31, 2019 using the prior peer group is $160. The cumulative value of an initial $100 investment on December 31, 2019 using the updated peer group is $149.
PEO Total Compensation Amount	$ 18,776,256
PEO Actually Paid Compensation Amount	$ 58,189,127
Adjustment To PEO Compensation, Footnote
Determination of Compensation Actually Paid
The tables below show the reconciliation between the amounts provided for 2024 in the “Summary Compensation Table Total” and “Compensation Actually Paid” in the Pay vs. Performance table above for our CEO, and, as an average, Non-CEO NEOs.

CEO	(A)		(X)	(B)
YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)
2024	$18,776,256	($14,234,543)	$53,647,414	$58,189,127

Non-CEO NEOs	(E)		(Z)	(F)
YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)
2024	$5,103,462	($3,034,590)	$11,810,545	$13,879,417
*Grant Date Fair Market Value of stock awards made in year, as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year for our CEO and, as an average, our other NEOs.
**Year-end Fair Market Value of awards made in year plus change in Fair Market Value of awards made in prior years, as further illustrated below.
Changes in Equity Reflected in CAP Calculation
The tables below show additional details on the changes in equity value reflected in the calculation of compensation actually paid for 2024 to our CEO and Non-CEO NEOs, as applicable. The fair values reflected in the tables below are calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the methodology used to determine the grant date fair value of the awards.

CEO Equity					(X)
	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”
2024	RSUs	$9,944,798	$353,206	$4,187,801	$14,485,805
	PSUs	$17,316,423	$7,643,761	$14,201,425	$39,161,609
	SOs	$0	$0	$0	$0
	Total	$27,261,221	$7,996,967	$18,389,226	$53,647,414

Non-CEO NEOs Equity					(Z)
	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”
2024	RSUs	$2,120,076	$92,736	$900,332	$3,113,144
	PSUs	$3,691,608	$2,295,490	$2,710,303	$8,697,401
	SOs	$0	$0	$0	$0
	Total	$5,811,684	$2,388,226	$3,610,635	$11,810,545

Non-PEO NEO Average Total Compensation Amount	$ 5,103,462	$ 5,162,107	$ 6,516,202	$ 4,124,797	$ 4,131,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,879,417	6,466,785	1,775,284	10,116,008	1,300,820
Adjustment to Non-PEO NEO Compensation Footnote
Determination of Compensation Actually Paid
The tables below show the reconciliation between the amounts provided for 2024 in the “Summary Compensation Table Total” and “Compensation Actually Paid” in the Pay vs. Performance table above for our CEO, and, as an average, Non-CEO NEOs.

CEO	(A)		(X)	(B)
YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)
2024	$18,776,256	($14,234,543)	$53,647,414	$58,189,127

Non-CEO NEOs	(E)		(Z)	(F)
YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)
2024	$5,103,462	($3,034,590)	$11,810,545	$13,879,417
*Grant Date Fair Market Value of stock awards made in year, as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year for our CEO and, as an average, our other NEOs.
**Year-end Fair Market Value of awards made in year plus change in Fair Market Value of awards made in prior years, as further illustrated below.
Changes in Equity Reflected in CAP Calculation
The tables below show additional details on the changes in equity value reflected in the calculation of compensation actually paid for 2024 to our CEO and Non-CEO NEOs, as applicable. The fair values reflected in the tables below are calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent with the methodology used to determine the grant date fair value of the awards.

CEO Equity					(X)
	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”
2024	RSUs	$9,944,798	$353,206	$4,187,801	$14,485,805
	PSUs	$17,316,423	$7,643,761	$14,201,425	$39,161,609
	SOs	$0	$0	$0	$0
	Total	$27,261,221	$7,996,967	$18,389,226	$53,647,414

Non-CEO NEOs Equity					(Z)
	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”
2024	RSUs	$2,120,076	$92,736	$900,332	$3,113,144
	PSUs	$3,691,608	$2,295,490	$2,710,303	$8,697,401
	SOs	$0	$0	$0	$0
	Total	$5,811,684	$2,388,226	$3,610,635	$11,810,545

Compensation Actually Paid vs. Total Shareholder Return	Our TSR directly impacts the value of Compensation Actually Paid (CAP) given the weight of the LTI component in our compensation program (see “Compensation Discussion & Analysis – 2024 Compensation Elements”). As a result, our CEO and other NEO CAP is highly correlated with investor interests. 2021, 2023, and 2024 were higher years for CAP as well as strong years from a TSR perspective. Synchrony cumulative TSR is above the weighted average TSR of the peer group over the five-year time period ending in 2024. Through the Annual Incentive Plan, our NEO CAP is tied directly to net income, through the PPNR minus Charge-Offs measure, and loan receivables growth. Goals for these metrics consider each year’s particular strategic initiatives, economic conditions and commercial outlook. Our NEO CAP is also linked to net income through the EPS measure included in our PSU goals. In general, our CEO and other NEO CAP are directionally aligned from year to year as executives participate in the same incentive plans and are accountable to the same company-wide results, although our CEO pay mix makes CAP subject to more significant fluctuation.
Compensation Actually Paid vs. Net Income	Our TSR directly impacts the value of Compensation Actually Paid (CAP) given the weight of the LTI component in our compensation program (see “Compensation Discussion & Analysis – 2024 Compensation Elements”). As a result, our CEO and other NEO CAP is highly correlated with investor interests. 2021, 2023, and 2024 were higher years for CAP as well as strong years from a TSR perspective. Synchrony cumulative TSR is above the weighted average TSR of the peer group over the five-year time period ending in 2024. Through the Annual Incentive Plan, our NEO CAP is tied directly to net income, through the PPNR minus Charge-Offs measure, and loan receivables growth. Goals for these metrics consider each year’s particular strategic initiatives, economic conditions and commercial outlook. Our NEO CAP is also linked to net income through the EPS measure included in our PSU goals. In general, our CEO and other NEO CAP are directionally aligned from year to year as executives participate in the same incentive plans and are accountable to the same company-wide results, although our CEO pay mix makes CAP subject to more significant fluctuation.
Compensation Actually Paid vs. Company Selected Measure	Our TSR directly impacts the value of Compensation Actually Paid (CAP) given the weight of the LTI component in our compensation program (see “Compensation Discussion & Analysis – 2024 Compensation Elements”). As a result, our CEO and other NEO CAP is highly correlated with investor interests. 2021, 2023, and 2024 were higher years for CAP as well as strong years from a TSR perspective. Synchrony cumulative TSR is above the weighted average TSR of the peer group over the five-year time period ending in 2024. Through the Annual Incentive Plan, our NEO CAP is tied directly to net income, through the PPNR minus Charge-Offs measure, and loan receivables growth. Goals for these metrics consider each year’s particular strategic initiatives, economic conditions and commercial outlook. Our NEO CAP is also linked to net income through the EPS measure included in our PSU goals. In general, our CEO and other NEO CAP are directionally aligned from year to year as executives participate in the same incentive plans and are accountable to the same company-wide results, although our CEO pay mix makes CAP subject to more significant fluctuation.
Total Shareholder Return Vs Peer Group	Our TSR directly impacts the value of Compensation Actually Paid (CAP) given the weight of the LTI component in our compensation program (see “Compensation Discussion & Analysis – 2024 Compensation Elements”). As a result, our CEO and other NEO CAP is highly correlated with investor interests. 2021, 2023, and 2024 were higher years for CAP as well as strong years from a TSR perspective. Synchrony cumulative TSR is above the weighted average TSR of the peer group over the five-year time period ending in 2024. Through the Annual Incentive Plan, our NEO CAP is tied directly to net income, through the PPNR minus Charge-Offs measure, and loan receivables growth. Goals for these metrics consider each year’s particular strategic initiatives, economic conditions and commercial outlook. Our NEO CAP is also linked to net income through the EPS measure included in our PSU goals. In general, our CEO and other NEO CAP are directionally aligned from year to year as executives participate in the same incentive plans and are accountable to the same company-wide results, although our CEO pay mix makes CAP subject to more significant fluctuation.
Tabular List, Table

MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

Loan Receivables

PPNR minus Charge-Offs

Return on Equity

Diluted Earnings Per Share

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 206	119	99	136	100
Peer Group Total Shareholder Return Amount	149	123	96	131	129
Net Income (Loss)	$ 3,499,000,000	$ 2,238,000,000	$ 3,016,000,000	$ 4,221,000,000	$ 1,385,000,000
Company Selected Measure Amount	104,700,000,000	103,000,000,000.0	92,500,000,000	80,700,000,000	81,900,000,000
Additional 402(v) Disclosure
As required by the SEC, and in accordance with its regulations and guidance, we are providing a review of Pay vs. Performance as outlined below. The Pay vs. Performance table below presents total compensation as disclosed in the Summary Compensation Table (columns A, C, and E) and “compensation actually paid” or “CAP” (columns B, D, and F), as defined by the SEC, to our current CEO, former CEO/Executive Chair, Margaret Keane, and, as an average, to our Non-CEO NEOs. The table below also shows Synchrony’s performance for 2020-2024 as illustrated by TSR (as compared to the TSR of our peers), Net Income, and Loan Receivables, which we have selected as our “Company selected measure”. Reconciliations between Summary Compensation Table totals and CAP are provided in the “Determination of Compensation Actually Paid” and “Changes In Equity Reflected In CAP Calculation” sections that follow.
The dollar amounts reported in columns (B) and (D) represent the amount of “compensation actually paid” to Mr. Doubles and Ms. Keane, respectively, in the years in which they served as CEO, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Doubles or Ms. Keane during the applicable years. “Compensation actually paid” fluctuates significantly due to variance in stock price from one year to the next, which correlates directly with the calculation. See “Determination of Compensation Actually Paid” below for the adjustments that were made to Mr. Doubles’ total compensation in 2024 to determine the compensation actually paid. The dollar amounts reported in column (F) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Doubles for 2021 - 2024 and Ms. Keane in 2020 and 2021), computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. See “Determination of Compensation Actually Paid” below for the adjustments that were made to total compensation in 2024 to determine the compensation actually paid. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period beginning at market close on 12/31/2019, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. Loan Receivables, our “Company selected measure”, reflect loan receivables as reported under GAAP at December 31 for the applicable year.
The following table identifies the financial performance measures which, in our assessment, represent the most important financial performance measures used by us to link the compensation actually paid to our CEO and other NEOs in 2024 to Company performance. How each of these performance measures is used in determining our NEOs’ compensation is discussed above in the 2024 Compensation Elements section of our CD&A.

Measure:: 1
Pay vs Performance Disclosure
Name	Loan Receivables
Measure:: 2
Pay vs Performance Disclosure
Name	PPNR minus Charge-Offs
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Mr. Doubles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,776,256	$ 19,175,684	$ 13,701,941	$ 8,880,347
PEO Actually Paid Compensation Amount	$ 58,189,127	$ 23,718,659	$ 8,599,737	$ 20,462,092
PEO Name	Mr. Doubles	Mr. Doubles	Mr. Doubles	Mr. Doubles
Ms. Keane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 13,500,981	$ 12,940,513
PEO Actually Paid Compensation Amount				$ 46,015,762	$ (28,817)
PEO Name				Ms. Keane	Ms. Keane
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,234,543)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,647,414
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,261,221
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,389,226
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,996,967
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	9,944,798
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, RSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	353,206
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	4,187,801
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, RSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	14,485,805
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, PSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	17,316,423
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, PSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	7,643,761
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, PSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	14,201,425
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, PSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	39,161,609
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, SOs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, SOs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, SOs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	0
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, SOs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,034,590)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,810,545
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,811,684
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,610,635
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,388,226
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	2,120,076
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, RSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	92,736
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	900,332
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, RSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	3,113,144
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, PSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	3,691,608
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, PSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	2,295,490
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, PSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	2,710,303
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, PSUs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	8,697,401
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, SOs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, SOs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, SOs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, SOs [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, By Award Type	$ 0